Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023 CLP ($)	Oct. 31, 2020 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Disclosure Of Other Provisions [Line Items]
Outstanding balance					$ 87,211,501,000	$ 50,465,996,000
Enel Distribucion Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages			$ 2,344,896,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages		$ 72,558,025,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue Subsidiary [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages		$ 12,431,395,000
Tort Liability lawsuit [Member] | Enel Green Power Chile Group | Compaa Minera Arbiodo Limitada and Ingenieros y Asesores Limitada
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages	$ 346,067,011,000
Enel Generacion Chile [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio			1.85%
Energy purchase commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments	$ 15,383,584,129		$ 15,383,584,129		$ 19,197,256,257
Credit Agreement One [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit				$ 150,000
Debt past due, threshold				150,000
Debt past due threshold, principal individually				150,000
Bonds outstanding				0
Delinquent debts				150,000
Credit Agreement One [Member] | Enel Distribucion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Delinquent debts				0
Credit Agreement One [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Delinquent debts				0
Credit Agreement Two [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit				150,000
Debt past due, threshold				150,000
Debt past due threshold, principal individually				150,000
Bonds outstanding				0
Delinquent debts				150,000
Yankee Bonds [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit				150,000
Debt past due, threshold				150,000
Debt past due threshold, principal individually				150,000
Bonds outstanding				0
Delinquent debts				150,000
Yankee Bonds One [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit				30,000
Debt past due, threshold				30,000
Debt past due threshold, principal individually				30,000
Bonds outstanding				0
Delinquent debts				30,000
Yankee Bonds Two [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit				50,000
Debt past due, threshold				50,000
Debt past due threshold, principal individually				50,000
Bonds outstanding				0
Delinquent debts				50,000
Series H And M Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit				50,000
Debt past due threshold, principal individually				50,000
Delinquent debts				50,000
Outstanding balance				$ 0
Financial debt to capitalization ratio, maximum			0.64%
Debt to capitalization ratio	0.27%		0.27%	0.27%
Minimum equity requirement	$ 761,661		$ 761,661
Equity	$ 2,343,796		$ 2,343,796
Financial expense coverage ratio			12.85%
Series H Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position				$ 70,520
Series H Bonds [Member] | Enel Generacion Chile [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position				$ 500,000